RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Transactions with Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Total remuneration	$ 464	$ 7,956	$ 3,767
Paid in capacity as directors	907	3,530	1,678
Other remuneration	(443)	4,426	2,089
Total fixed remuneration	911	942	863
Cost of pension	28	24	22
Total variable remuneration	(447)	7,014	2,904
Share based payments	$ (829)	$ 7,014	$ 2,679